Held-to-Maturity Securities (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities transferred to held to maturity securities	$ 292,200,000	$ 278,700,000
Purchases of held-to-maturity securities	2,081,373,000	941,119,000	204,082,000
Held-to-Maturity Securities (Textuals)
Unrealized net losses recognized in OCI at time of transfer of available for sale securities transferred to Held To Maturity Securities	0	100,000
Other Federal Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Available for sale securities transferred to held to maturity securities		$ 500,000